Offerings - Offering: 1	Jul. 31, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 15,108,583	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,313.12	[2]
Offering Note	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund (“Shares”), based upon the net asset value per Share as of May 31, 2025 of $25.14. This amount is based upon the offer to purchase up to 600,977.8516 Shares.Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934 , as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2025.

[1]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund (“Shares”), based upon the net asset value per Share as of May 31, 2025 of $25.14. This amount is based upon the offer to purchase up to 600,977.8516 Shares.
[2]	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934 , as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2025.